Expense Example - Monongahela All Cap Value Fund - Monongahela All Cap Value Fund	Sep. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	453
Expense Example, with Redemption, 5 Years	843
Expense Example, with Redemption, 10 Years	$ 1,938